RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 5 - RELATED PARTY TRANSACTIONS

Through December 31, 2011, the CEO advanced $197,820 to the Company and $60,000 to Target to fund start-up costs and operations of the Company and Target. Advances by the CEO carry an interest rate of 6.5% and were due on June 29, 2013. On May 7, 2012, the Company’s CEO and COO entered into promissory notes to advance to the Company an aggregate of $40,000. These notes also accrue interest at 6.5% per year and are due June 30, 2013. As of June 30, 2012, and December 31, 2011, $33,996 and $25,641, respectively, of accrued interest had been included in accrued expenses on the accompanying balance sheet. On August 6, 2012, the outstanding notes of $297,820 were amended to extend the maturity dates to June 29, 2014. The CEO intends, but is not legally obligated, to fund the Company’s operations in this manner until the Company raises sufficient capital.

Since inception, the CEO has advanced $197,820 to the Company and $60,000 to Target to fund start-up costs and operations of the Company and Target.  The liability for Target advances was assumed by the Company upon closing of the Merger described in Note 7. These advances had a scheduled maturity date of  June 30, 2012 and carry an annual interest rate of 6.5%.  As of December 31, 2011 and 2010, $25,641 and $9,983 of accrued interest, respectively, is included in accrued expenses on the accompanying balance sheet.  The CEO intends, but is not legally obligated, to fund the Company’s operations in this manner until the Company raises sufficient capital. As discussed in Note 11, the Advances were amended subsequent to the year ended December 31, 2011 to extend the maturity dates to June 29, 2013.